Other Comprehensive Income (Loss) - Changes in Each Component of Accumulated Other Comprehensive Loss, Net of Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 137,616	$ 125,173	$ 115,909
Amounts reclassified from accumulated other comprehensive loss	239	202	189
Total other comprehensive income (loss)	1,412	(1,842)	(448)
Reclassification of certain income tax effects from accumulated other comprehensive loss	199
Ending balance	184,461	137,616	125,173
Unrealized Gains (Losses) on Available-for-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	2,008	3,554	3,730
Other comprehensive income (loss) before reclassifications	620	(1,533)	(188)
Amounts reclassified from accumulated other comprehensive loss	(8)	(13)	12
Total other comprehensive income (loss)	612	(1,546)	(176)
Reclassification of certain income tax effects from accumulated other comprehensive loss	565
Ending balance	3,185	2,008	3,554
Defined Benefit Pension Items [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(4,345)	(4,049)	(3,777)
Other comprehensive income (loss) before reclassifications	553	(511)	(449)
Amounts reclassified from accumulated other comprehensive loss	247	215	177
Total other comprehensive income (loss)	800	(296)	(272)
Reclassification of certain income tax effects from accumulated other comprehensive loss	(764)
Ending balance	(4,309)	(4,345)	(4,049)
Accumulated Other Comprehensive Loss [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(2,337)	(495)	(47)
Other comprehensive income (loss) before reclassifications	1,173	(2,044)	(637)
Amounts reclassified from accumulated other comprehensive loss	239	202	189
Total other comprehensive income (loss)	1,412	(1,842)	(448)
Reclassification of certain income tax effects from accumulated other comprehensive loss	(199)
Ending balance	$ (1,124)	$ (2,337)	$ (495)